8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of warrant transactions

	2021		2020		2019
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	-	-	1,575,565	$1.00	2,004,965	$1.07
Expired	-	-	-	-	(355,900)	$1.41
Exercised	-	-	(1,575,565)	$1.00	(73,500)	$1.00
Outstanding, end of year	-	-	-	-	1,575,565	$1.00